Schedule I Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I Financial Information

Walter Investment Management Corp

Schedule I

Financial Information

(Parent Company Only)

(in thousands, except share and per share data)

	December 31,
	2013	2012
Balance Sheets
ASSETS
Cash and cash equivalents	$100,009	$366,393
Restricted cash and cash equivalents	14,753	14,001
Residential loans at amortized cost, net	6,341	5,086
Receivables, net	51,681	23,094
Premises and equipment, net	277	401
Other assets	65,293	53,643
Due from affiliates, net	711,797	—
Investments in consolidated subsidiaries and variable interest entities	2,621,934	1,456,715

Total assets	$3,572,085	$1,919,333

LIABILITIES AND STOCKHOLDERS’ EQUITY
Payables and accrued liabilities	$57,187	$48,317
Due to affiliates, net	—	5,893
Debt	2,267,979	886,733
Deferred tax liability, net	79,903	83,462

Total liabilities	2,405,069	1,024,405
Stockholders’ equity:
Preferred stock, $0.01 par value per share:
Authorized — 10,000,000 shares;
Issued and outstanding — 0 shares at December 31, 2013 and 2012	—	—
Common stock , $0.01 par value per share:
Authorized — 90,000,000 shares;
Issued and outstanding — 37,377,274 and 36,687,785 shares at December 31, 2013 and 2012, respectively	374	367
Additional paid-in capital	580,572	561,963
Retained earnings	585,572	332,105
Accumulated other comprehensive income	498	493

Total stockholders’ equity	1,167,016	894,928

Total liabilities and stockholders’ equity	$3,572,085	$1,919,333

See accompanying notes to the parent company financial statements.

Walter Investment Management Corp

Schedule I

Financial Information

(Parent Company Only)

(in thousands)

	Years Ended December 31,
	2013	2012	2011
Statements of Comprehensive Income (Loss)
REVENUES
Interest income on loans	$612	$328	$2,603
Intercompany interest income	247	28	—
Other revenues	492	354	4,126

Total revenues	1,351	710	6,729
EXPENSES
Interest expense	123,317	77,124	42,065
Intercompany interest expense	312	521	123
Salaries and benefits	918	2,998	3,478
General and administrative	30,497	8,845	41,280
Depreciation and amortization	124	131	—
Provision for loan losses	77	590	1,218
Other expenses, net	682	760	130

Total expenses	155,927	90,969	88,294
OTHER LOSSES
Losses on extinguishments	(12,489)	(48,579)	—
Other net fair value losses	(4,813)	(1,197)	(324)

Total other losses	(17,302)	(49,776)	(324)
Loss before taxes	(171,878)	(140,035)	(81,889)
Income tax expense (benefit)	(55,556)	(48,808)	58,098

Loss before equity in earnings of consolidated subsidiaries and variable interest entities	(116,322)	(91,227)	(139,987)
Equity in earnings of consolidated subsidiaries and variable interest entities	369,789	69,093	73,590

Net income (loss)	$253,467	$(22,134)	$(66,397)

Comprehensive income (loss)	$253,472	$(22,057)	$(67,232)

See accompanying notes to the parent company financial statements.

Walter Investment Management Corp

Schedule I

Financial Information

(Parent Company Only)

(in thousands)

	Years Ended December 31,
	2013	2012	2011
Statements of Cash Flows
Operating activities
Net income (loss)	$253,467	$(22,134)	$(66,397)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Equity in earnings of consolidated subsidiaries and variable interest entities	(369,789)	(69,093)	(73,590)
Other net fair value losses	4,813	1,197	324
Accretion of residential loan premiums (discounts)	(112)	67	74
Accretion of discounts on debt and amortization of deferred debt issuance costs	18,822	10,819	4,930
Provision for loan losses	77	590	1,038
Depreciation and amortization of premises and equipment	124	131	—
Losses on extinguishment of debt	12,489	48,579	—
Losses on real estate owned, net	482	570	33
Provision (benefit) for deferred income taxes	(3,868)	(5,213)	63,082
Share-based compensation	5,254	7,070	184
Other	260	112	(2,811)
Changes in assets and liabilities
Decrease (increase) in receivables	(28,587)	(23,061)	532
Increase in other assets	(1,547)	(1,260)	(1,763)
Increase (decrease) in payables and accrued liabilities	9,065	(26,993)	53,636

Cash flows provided by (used in) operating activities	(99,050)	(78,619)	(20,728)

Investing activities
Principal payments received on forward loans	84	148	901
Cash proceeds from sales of real estate owned, net	254	670	—
Purchase of held-to-maturity investments	—	—	(1,338)
Proceeds from sales of held-for-maturity investments	—	—	123,161
Decrease (increase) in restricted cash and cash equivalents	(752)	31,175	(44,728)
Payments for acquisitions of businesses	(477,021)	(115,000)	(1,012,640)
Deposit for business acquisition	—	(15,000)	—
Returns of capital from subsidiaries	37,796	37,536	261,535
Capital contributions to subsidiaries	(331,107)	(31,118)	—
Change in due from affiliates	(688,070)	12,469	(129,554)
Other	(15,200)	—	—

Cash flows provided by (used in) investing activities	(1,474,016)	(79,120)	(802,663)

Financing activities
Proceeds from issuance of debt, net of debt issuance costs	3,106,263	962,524	720,700
Payments on debt	(360,826)	(65,000)	(18,750)
Debt prepayment penalty	—	(29,440)	—
Other debt issuance costs paid	(1,936)	(6,179)	—
Debt extinguishments	(1,405,424)	(690,000)	—
Secondary equity offering, net of issuance costs	—	276,013	—
Dividends and dividend equivalents paid	—	—	(14,051)
Change in due to affiliates	(29,618)	72,588	27,481
Other	(1,777)	3,076	181

Cash flows provided by (used in) financing activities	1,306,682	523,582	715,561

Net increase (decrease) in cash and cash equivalents	(266,384)	365,843	(107,830)
Cash and cash equivalents at the beginning of the year	366,393	550	108,380

Cash and cash equivalents at the end of the year	$100,009	$366,393	$550

See accompanying notes to the parent company financial statements.

WALTER INVESTMENT MANAGEMENT CORP

SCHEDULE I

NOTES TO THE PARENT COMPANY FINANCIAL STATEMENTS

1.	Basis of Presentation

The financial information of Walter Investment Management Corp., or the Parent Company or Walter Investment, should be read in conjunction with the consolidated financial statements of Walter Investment Management Corp. and its subsidiaries and the notes thereto, or the Consolidated Financial Statements, included in Item 8 of this report. These Parent Company financial statements reflect the results of operations, financial position and cash flows for the Parent Company and its consolidated subsidiaries and variable interest entities, or VIEs, in which it is the primary beneficiary. These consolidated subsidiaries and VIEs are accounted for using the equity method of accounting.

The accompanying Parent Company financial statements have been prepared in accordance with accounting principles generally accepted in the United States, or GAAP. The preparation of these Parent Company financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. These Parent Company financial statements include certain intercompany allocations to its subsidiaries that management believes have been made on a reasonable basis. These costs primarily include executive salaries and other centralized business functions. Refer to additional information on intercompany allocations in Note 25 to the Consolidated Financial Statements.

The Parent Company balance sheets at December 31, 2013 and 2012 have been revised to reflect reclassifications between investments in consolidated subsidiaries and variable interest entities and intercompany balances. The Parent Company statements of cash flows for the years ended December 31, 2013, 2012 and 2011 have been revised to present intercompany balances as financing or investing activities, rather than operating activities.

2.	Acquisitions

On December 31, 2012, in connection with the execution of a stock purchase agreement, the Parent Company agreed to acquire all of the outstanding shares of Security One Lending. Refer to Note 3 of the Notes to the Consolidated Financial Statements for further information on this acquisition.

3.	Debt

Debt is comprised of secured term loans, convertible senior subordinated notes, and unsecured senior notes. In addition, the Parent Company has a $125 million senior secured revolving credit facility. Refer to Note 18 of the Notes to the Consolidated Financial Statements for further information on debt.

4.	Supplemental Disclosures of Cash Flow Information

The Company’s supplemental disclosures of cash flow information are summarized as follows (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$100,464	$64,603	$36,744
Cash paid for income taxes	91,646	28,728	14,628
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Real estate owned acquired through foreclosure	657	870	5,172
Residential loans originated to finance the sale of real estate owned	1,962	2,925	14,145
Issuance of common stock for business acquisitions	—	41,346	40,220
Stock dividend	—	—	5,580
Transfer of fixed assets	—	532	—

5.	Guarantees

Reverse Mortgage Solutions, Inc., or RMS, an indirect wholly-owned subsidiary, is required to maintain regulatory compliance with HUD, Ginnie Mae and Fannie Mae program requirements, some of which are financial covenants related to minimum levels of net worth and other financial ratios. Due to the accounting treatment for reverse loans as secured borrowings when transferred, RMS has obtained an indefinite waiver for certain of these requirements from Ginnie Mae and through June 2014 from Fannie Mae. In addition, the Company has provided a guarantee beginning on the date of acquisition, of RMS whereby the Company guarantees its performance and obligations under the Ginnie Mae HMBS Program. In the event that the Company fails to honor this guarantee, Ginnie Mae could terminate RMS’ status as a qualified issuer of HMBS as well as take other actions permitted by law that could impact the operations of RMS, including the termination or suspension of RMS’ servicing rights associated with reverse loans guaranteed by Ginnie Mae HMBS. Ginnie Mae has continued to affirm RMS’ current commitment authority to issue HMBS. In addition the Company has provided a guarantee dated May 31, 2013 whereby the Company guarantees RMS’ performance obligations with Fannie Mae under a mortgage selling and servicing contract between RMS and Fannie Mae. RMS does not currently sell Fannie Mae loans. However, in the event that the Company fails to honor this guarantee, Fannie Mae could disallow the servicing of its loans and participation interests by RMS.

In addition to these guarantees, all obligations of Green Tree Servicing LLC, an indirect wholly-owned subsidiary, and RMS under the master repurchase agreements are guaranteed by Walter Investment.